Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost
Impairment losses	kr 17,230	kr 85	kr 20
Capitalized development expenditure [member]
Cost
Intangible assets and goodwill, Opening balance	8,076
Intangible assets and goodwill, Closing balance	4,593	8,076
Capitalized development expenditure [member] | Cost [member]
Cost
Intangible assets and goodwill, Opening balance	22,306	19,217
Acquisitions/capitalization	1,444	4,483
Sales/disposals	(1,019)	(1,394)
Intangible assets and goodwill, Closing balance	22,731	22,306	19,217
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Cost
Intangible assets and goodwill, Opening balance	(12,015)	(11,594)
Amortization	(2,681)	(1,815)
Sales/disposals	1,019	1,394
Intangible assets and goodwill, Closing balance	(13,677)	(12,015)	(11,594)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Cost
Intangible assets and goodwill, Opening balance	(2,215)	(2,130)
Impairment losses	(2,245)	(85)
Intangible assets and goodwill, Closing balance	(4,460)	(2,215)	(2,130)
Goodwill [member]
Cost
Intangible assets and goodwill, Opening balance	43,387
Intangible assets and goodwill, Closing balance	27,815	43,387
Goodwill [member] | Cost [member]
Cost
Intangible assets and goodwill, Opening balance	43,405	41,105
Balances regarding acquired/divested businesses 2)	(122)	585
Reclassification		(640)
Translation difference	(2,484)	2,355
Intangible assets and goodwill, Closing balance	40,799	43,405	41,105
Goodwill [member] | Accumulated impairment losses [member]
Cost
Intangible assets and goodwill, Opening balance	(18)	(18)
Impairment losses	(12,966)
Intangible assets and goodwill, Closing balance	(12,984)	(18)	(18)
IPR, brands and other intangible assets [member]
Cost
Intangible assets and goodwill, Opening balance	7,747
Intangible assets and goodwill, Closing balance	4,148	7,747
IPR, brands and other intangible assets [member] | Cost [member]
Cost
Intangible assets and goodwill, Opening balance	57,340	55,895
Acquisitions/capitalization	336	15
Balances regarding acquired/divested businesses 2)	101	177
Sales/disposals	(152)	(870)
Reclassification		640
Translation difference	(1,693)	1,483
Intangible assets and goodwill, Closing balance	55,932	57,340	55,895
IPR, brands and other intangible assets [member] | Accumulated depreciation and amortization [member]
Cost
Intangible assets and goodwill, Opening balance	(44,262)	(41,248)
Amortization	(1,667)	(2,650)
Sales/disposals	152	840
Translation difference	1,343	(1,204)
Intangible assets and goodwill, Closing balance	(44,434)	(44,262)	(41,248)
IPR, brands and other intangible assets [member] | Accumulated impairment losses [member]
Cost
Intangible assets and goodwill, Opening balance	(5,331)	(5,331)
Impairment losses	(2,019)
Intangible assets and goodwill, Closing balance	(7,350)	(5,331)	(5,331)
Marketed products [member] | Capitalized development expenditure [member]
Cost
Intangible assets and goodwill, Opening balance	7,880
Intangible assets and goodwill, Closing balance	4,475	7,880
Marketed products [member] | Capitalized development expenditure [member] | Cost [member]
Cost
Intangible assets and goodwill, Opening balance	18,246	15,307
Acquisitions/capitalization	1,340	4,333
Sales/disposals		(1,394)
Intangible assets and goodwill, Closing balance	19,586	18,246	15,307
Marketed products [member] | Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Cost
Intangible assets and goodwill, Opening balance	(8,243)	(7,995)
Amortization	(2,586)	(1,642)
Sales/disposals		1,394
Reclassification	(101)
Intangible assets and goodwill, Closing balance	(10,930)	(8,243)	(7,995)
Marketed products [member] | Capitalized development expenditure [member] | Accumulated impairment losses [member]
Cost
Intangible assets and goodwill, Opening balance	(2,123)	(2,038)
Impairment losses	(2,058)	(85)
Intangible assets and goodwill, Closing balance	(4,181)	(2,123)	(2,038)
Acquired costs [member] | Capitalized development expenditure [member] | Cost [member]
Cost
Intangible assets and goodwill, Opening balance	2,213	2,213
Intangible assets and goodwill, Closing balance	2,213	2,213	2,213
Acquired costs [member] | Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Cost
Intangible assets and goodwill, Opening balance	(2,158)	(2,158)
Intangible assets and goodwill, Closing balance	(2,158)	(2,158)	(2,158)
Acquired costs [member] | Capitalized development expenditure [member] | Accumulated impairment losses [member]
Cost
Intangible assets and goodwill, Opening balance	(55)	(55)
Intangible assets and goodwill, Closing balance	(55)	(55)	(55)
Internally costs [member] | Capitalized development expenditure [member]
Cost
Intangible assets and goodwill, Opening balance	196
Intangible assets and goodwill, Closing balance	119	196
Internally costs [member] | Capitalized development expenditure [member] | Cost [member]
Cost
Intangible assets and goodwill, Opening balance	1,847	1,697
Acquisitions/capitalization	104	150
Sales/disposals	(1,019)
Intangible assets and goodwill, Closing balance	932	1,847	1,697
Internally costs [member] | Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Cost
Intangible assets and goodwill, Opening balance	(1,614)	(1,441)
Amortization	(95)	(173)
Sales/disposals	1,019
Reclassification	101
Intangible assets and goodwill, Closing balance	(589)	(1,614)	(1,441)
Internally costs [member] | Capitalized development expenditure [member] | Accumulated impairment losses [member]
Cost
Intangible assets and goodwill, Opening balance	(37)	(37)
Impairment losses	(187)
Intangible assets and goodwill, Closing balance	kr (224)	kr (37)	kr (37)